Share capital - Summary of Principal Terms of Preference Shares (Details) - CAD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Feb. 01, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital [line items]
Recurring redemption date term		5 years
Series R
Disclosure of classes of share capital [line items]
REDEMPTION PRICE (cad per share)		$ 25.50
AUTHORIZED (in shares)		8,000,000
ISSUED (in shares)		0
OUTSTANDING (in shares)		8,000,000
STATED CAPITAL		$ 0	$ 0
Recurring redemption date term		5 years
Dividend rate reset term		5 years
Series Q
Disclosure of classes of share capital [line items]
ANNUAL DIVIDEND RATE		4.13%
REDEMPTION PRICE (cad per share)		$ 25.00
AUTHORIZED (in shares)		8,000,000
ISSUED (in shares)		8,000,000
OUTSTANDING (in shares)		0
STATED CAPITAL		$ 200	200
Series T
Disclosure of classes of share capital [line items]
REDEMPTION PRICE (cad per share)		$ 25.50
AUTHORIZED (in shares)		8,000,000
ISSUED (in shares)		3,513,448
OUTSTANDING (in shares)		4,486,552
STATED CAPITAL		$ 88	88
Recurring redemption date term		5 years
Dividend rate reset term		5 years
Series S
Disclosure of classes of share capital [line items]
ANNUAL DIVIDEND RATE		3.019%
REDEMPTION PRICE (cad per share)		$ 25.00
AUTHORIZED (in shares)		8,000,000
ISSUED (in shares)		4,486,552
OUTSTANDING (in shares)		3,513,448
STATED CAPITAL		$ 112	112
Series Z
Disclosure of classes of share capital [line items]
REDEMPTION PRICE (cad per share)		$ 25.50
AUTHORIZED (in shares)		10,000,000
ISSUED (in shares)		8,081,491
OUTSTANDING (in shares)		1,918,509
STATED CAPITAL		$ 202	202
Recurring redemption date term		5 years
Dividend rate reset term		5 years
Series Y
Disclosure of classes of share capital [line items]
ANNUAL DIVIDEND RATE		3.904%
REDEMPTION PRICE (cad per share)		$ 25.00
AUTHORIZED (in shares)		10,000,000
ISSUED (in shares)		1,918,509
OUTSTANDING (in shares)		8,081,491
STATED CAPITAL		$ 48	48
Series AB
Disclosure of classes of share capital [line items]
ANNUAL DIVIDEND RATE		3.61%
REDEMPTION PRICE (cad per share)		$ 25.00
AUTHORIZED (in shares)		20,000,000
ISSUED (in shares)		11,398,396
OUTSTANDING (in shares)		8,601,604
STATED CAPITAL		$ 291	291
Series AA
Disclosure of classes of share capital [line items]
REDEMPTION PRICE (cad per share)		$ 25.50
AUTHORIZED (in shares)		20,000,000
ISSUED (in shares)		8,601,604
OUTSTANDING (in shares)		11,398,396
STATED CAPITAL		$ 219	219
Recurring redemption date term		5 years
Dividend rate reset term		5 years
Series AD
Disclosure of classes of share capital [line items]
ANNUAL DIVIDEND RATE		4.38%
REDEMPTION PRICE (cad per share)		$ 25.00
AUTHORIZED (in shares)		20,000,000
ISSUED (in shares)		10,029,691
OUTSTANDING (in shares)		10,029,691
STATED CAPITAL		$ 256	256
Series AC
Disclosure of classes of share capital [line items]
REDEMPTION PRICE (cad per share)		$ 25.50
AUTHORIZED (in shares)		20,000,000
ISSUED (in shares)		9,970,309
OUTSTANDING (in shares)		9,970,309
STATED CAPITAL		$ 254	254
Recurring redemption date term		5 years
Dividend rate reset term		5 years
Series AF
Disclosure of classes of share capital [line items]
ANNUAL DIVIDEND RATE	3.865%
REDEMPTION PRICE (cad per share)		$ 25.50
AUTHORIZED (in shares)		24,000,000
ISSUED (in shares)		9,292,133
OUTSTANDING (in shares)	6,707,867	6,707,867
STATED CAPITAL		$ 232	232
Recurring redemption date term		5 years
Dividend rate reset term		5 years
Series AE
Disclosure of classes of share capital [line items]
ANNUAL DIVIDEND RATE		3.11%
REDEMPTION PRICE (cad per share)		$ 25.00
AUTHORIZED (in shares)		24,000,000
ISSUED (in shares)		6,707,867
OUTSTANDING (in shares)	9,292,133	9,292,133
STATED CAPITAL		$ 168	168
Series AH
Disclosure of classes of share capital [line items]
ANNUAL DIVIDEND RATE		2.80%
REDEMPTION PRICE (cad per share)		$ 25.00
AUTHORIZED (in shares)		22,000,000
ISSUED (in shares)		4,985,351
OUTSTANDING (in shares)		9,014,649
STATED CAPITAL		$ 125	125
Series AG
Disclosure of classes of share capital [line items]
REDEMPTION PRICE (cad per share)		$ 25.50
AUTHORIZED (in shares)		22,000,000
ISSUED (in shares)		9,014,649
OUTSTANDING (in shares)		4,985,351
STATED CAPITAL		$ 225	225
Recurring redemption date term		5 years
Dividend rate reset term		5 years
Series AJ
Disclosure of classes of share capital [line items]
ANNUAL DIVIDEND RATE		2.75%
REDEMPTION PRICE (cad per share)		$ 25.00
AUTHORIZED (in shares)		22,000,000
ISSUED (in shares)		5,949,884
OUTSTANDING (in shares)		8,050,116
STATED CAPITAL		$ 149	149
Series AI
Disclosure of classes of share capital [line items]
REDEMPTION PRICE (cad per share)		$ 25.50
AUTHORIZED (in shares)		22,000,000
ISSUED (in shares)		8,050,116
OUTSTANDING (in shares)		5,949,884
STATED CAPITAL		$ 201	201
Recurring redemption date term		5 years
Dividend rate reset term		5 years
Series AL
Disclosure of classes of share capital [line items]
ANNUAL DIVIDEND RATE		2.954%
REDEMPTION PRICE (cad per share)		$ 25.00
AUTHORIZED (in shares)		25,000,000
ISSUED (in shares)		22,745,921
OUTSTANDING (in shares)		2,254,079
STATED CAPITAL		$ 569	569
Recurring redemption date term		5 years
Series AL | December 31, 2021
Disclosure of classes of share capital [line items]
REDEMPTION PRICE (cad per share)		$ 25.00
Series AL | Any Date Not A Conversion Date
Disclosure of classes of share capital [line items]
REDEMPTION PRICE (cad per share)		$ 25.50
Series AK
Disclosure of classes of share capital [line items]
AUTHORIZED (in shares)		25,000,000
ISSUED (in shares)		2,254,079
OUTSTANDING (in shares)		22,745,921
STATED CAPITAL		$ 56	56
Recurring redemption date term		5 years
Dividend rate reset term		5 years
Series AN
Disclosure of classes of share capital [line items]
ANNUAL DIVIDEND RATE		2.764%
REDEMPTION PRICE (cad per share)		$ 25.00
AUTHORIZED (in shares)		30,000,000
ISSUED (in shares)		9,546,615
OUTSTANDING (in shares)		1,953,385
STATED CAPITAL		$ 218	218
Recurring redemption date term		5 years
Series AN | March 31, 2021
Disclosure of classes of share capital [line items]
REDEMPTION PRICE (cad per share)		$ 25.00
Series AN | Any Date Not A Conversion Date
Disclosure of classes of share capital [line items]
REDEMPTION PRICE (cad per share)		$ 25.50
Series AM
Disclosure of classes of share capital [line items]
AUTHORIZED (in shares)		30,000,000
ISSUED (in shares)		1,953,385
OUTSTANDING (in shares)		9,546,615
STATED CAPITAL		$ 45	45
Recurring redemption date term		5 years
Dividend rate reset term		5 years
Series AP
Disclosure of classes of share capital [line items]
ANNUAL DIVIDEND RATE		4.26%
REDEMPTION PRICE (cad per share)		$ 25.00
AUTHORIZED (in shares)		30,000,000
ISSUED (in shares)		4,600,000
OUTSTANDING (in shares)		0
STATED CAPITAL		$ 118	118
Recurring redemption date term		5 years
Series AP | March 31, 2027
Disclosure of classes of share capital [line items]
REDEMPTION PRICE (cad per share)		$ 25.00
Series AP | After March 31, 2017 And Any Date Not A Conversion Date
Disclosure of classes of share capital [line items]
REDEMPTION PRICE (cad per share)		$ 25.50
Series AO
Disclosure of classes of share capital [line items]
AUTHORIZED (in shares)		30,000,000
ISSUED (in shares)		0
OUTSTANDING (in shares)		4,600,000
STATED CAPITAL		$ 0	0
Recurring redemption date term		5 years
Dividend rate reset term		5 years
Series AR
Disclosure of classes of share capital [line items]
ANNUAL DIVIDEND RATE		4.812%
REDEMPTION PRICE (cad per share)		$ 25.00
AUTHORIZED (in shares)		30,000,000
ISSUED (in shares)		9,200,000
OUTSTANDING (in shares)		0
STATED CAPITAL		$ 228	228
Recurring redemption date term		5 years
Series AR | September 30, 2023
Disclosure of classes of share capital [line items]
REDEMPTION PRICE (cad per share)		$ 25.00
Series AR | After September 30, 2023 And Any Date Not A Conversion Date
Disclosure of classes of share capital [line items]
REDEMPTION PRICE (cad per share)		$ 25.50
Series AQ
Disclosure of classes of share capital [line items]
AUTHORIZED (in shares)		30,000,000
ISSUED (in shares)		0
OUTSTANDING (in shares)		9,200,000
STATED CAPITAL		$ 0	0
Recurring redemption date term		5 years
Dividend rate reset term		5 years
Preferred shares
Disclosure of classes of share capital [line items]
STATED CAPITAL		$ 4,004	$ 4,004